Acquisitions (Details) - Selected amounts related to the Apollo Business - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	$ 1,610,000	$ 1,611,720	$ 1,250,201	$ 1,733,000	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 2,756,000	$ 3,139,000	$ 6,001,342	$ 1,304,747
Net loss	$ (3,821,000)	$ (3,263,301)	$ (2,780,535)	$ (2,103,000)	$ (2,545,615)	$ 1,486,725	$ (10,808,332)	$ (3,163,155)	$ (3,781,510)	$ (8,627,000)	$ (4,649,000)	(10,692,863)	$ (16,266,272)
Apollo Business [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Revenue												2,121,696
Net loss												$ (2,499,000)